Inventories (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Inventories expensed to cost of goods sold	$ 4,432	$ 3,472	$ 5,344
Decreased in carrying value of inventory	$ 7	$ 3	$ 18